Interest rate risk management from non-trading positions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Shinhan Bank [Member]
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	₩ 468,327	₩ 369,944
delta NII	[2]	115,221	161,385
Shinhan Card
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	463,647	696,505
delta NII	[2]	594,210	554,499
Shinhan Investment
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	209,929	77,436
delta NII	[2]	89,925	127,476
Shinhan Life Insurance
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	4,140,109	4,831,042
delta NII	[2]	46,073	77,000
Orange Life insurance
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	2,007,029	2,800,603
delta NII	[2]	₩ 38,733	₩ 46,372

[1]	Delta EVE is the economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance sheet items by using the Basel III standard based IRRBB method.
[2]	Delta NII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.